Earnings Per Share - Weighted Average Common Shares (Detail) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Weighted-average number of common shares outstanding	496,343,778	500,395,573
Weighted-average number of vested DSUs	378,514	434,180
Basic	496,722,292	500,829,753
Effect of stock options and TRSUs	1,309,714	1,691,447
Diluted	498,032,006	502,521,200